NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
U.S. Equity Flex I Portfolio (WSCP)
402 Shares (cost $4,607)	$5,725
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
4,200 Shares (cost $133,416)	148,010
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
6,069 Shares (cost $25,907)	34,352
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,033 Shares (cost $105,275)	113,934
Emerging Markets Debt Portfolio - Class I (MSEM)
258 Shares (cost $2,064)	2,101
U.S. Real Estate Portfolio - Class I (MSVRE)
2,675 Shares (cost $38,890)	34,530
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
5,549 Shares (cost $77,468)	78,739
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,883 Shares (cost $21,715)	19,746
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
9,674 Shares (cost $134,380)	127,601
Gartmore NVIT International Equity Fund - Class I (GIG)
4,182 Shares (cost $48,205)	37,600
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
3,466 Shares (cost $51,239)	39,096
NVIT Fund - Class I (TRF)
7,930 Shares (cost $96,260)	72,246
NVIT Government Bond Fund - Class I (GBF)
6,980 Shares (cost $81,229)	80,199
NVIT Growth Fund - Class I (CAF)
1,474 Shares (cost $17,941)	20,551
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,402 Shares (cost $47,051)	57,043
NVIT Mid Cap Index Fund - Class I (MCIF)
3,809 Shares (cost $69,017)	70,321
NVIT Money Market Fund - Class I (SAM)
113,767 Shares (cost $113,767)	113,767
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,815 Shares (cost $16,136)	16,301
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
1,236 Shares (cost $8,354)	13,153
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,006 Shares (cost $16,522)	15,516
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
12,829 Shares (cost $153,827)	134,061
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,256 Shares (cost $92,112)	76,861
NVIT Multi-Sector Bond Fund - Class I (MSBF)
10,069 Shares (cost $90,987)	86,392
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
15,142 Shares (cost $229,254)	230,011
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
3,459 Shares (cost $42,666)	35,043
VP Income & Growth Fund - Class I (ACVIG)
6,012 Shares (cost $46,784)	36,373
VP International Fund - Class I (ACVI)
7,281 Shares (cost $72,377)	62,324
VP Value Fund - Class I (ACVV)
1 Shares (cost $5)	5

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Small Cap Stock Index Portfolio - Service Shares (DVSCS)
513 Shares (cost $6,564)	$6,253
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,786 Shares (cost $195,687)	171,666
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,096 Shares (cost $59,242)	62,659
Appreciation Portfolio - Initial Shares (DCAP)
331 Shares (cost $13,178)	11,739
Quality Bond Fund II - Primary Shares (FQB)
3,467 Shares (cost $37,797)	40,048
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
4,877 Shares (cost $117,302)	92,464
VIP Fund - Growth Portfolio - Service Class (FGS)
3,049 Shares (cost $104,330)	112,769
VIP Fund - High Income Portfolio - Service Class (FHIS)
3,899 Shares (cost $23,193)	21,598
VIP Fund - Overseas Portfolio - Service Class (FOS)
2,718 Shares (cost $49,392)	45,398
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
926 Shares (cost $11,523)	8,996
Guardian Portfolio - I Class Shares (AMGP)
395 Shares (cost $7,535)	7,474
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
1,645 Shares (cost $38,811)	45,096
Partners Portfolio - I Class Shares (AMTP)
1,643 Shares (cost $26,394)	18,518
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,483 Shares (cost $81,172)	75,249
Main Street Fund (R)/VA - Non-Service Shares (OVGI)
6,376 Shares (cost $152,314)	133,135
MidCap Fund/VA - Non-Service Shares (OVAG)
821 Shares (cost $41,961)	38,203
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,073 Shares (cost $30,304)	40,437
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
4,451 Shares (cost $83,503)	81,990

Total Investments	$2,775,293

Accounts Payable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(8,186)
Other Accounts Payable	(119)

$2,766,988

Contract Owners’ Equity:
Accumulation units	2,766,988

Total Contract Owners’ Equity (note 5)	$2,766,988

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	WSCP	JACAS	JAGTS	JAIGS	MSEM	MSVRE	NVAMV1
Reinvested dividends	$32,178	8	328	-	602	84	679	121
Mortality and expense risk charges (note 2)	(36,951)	(71)	(2,297)	(516)	(1,577)	(28)	(445)	(63)

Net investment income (loss)	(4,773)	(63)	(1,969)	(516)	(975)	56	234	58

Realized gain (loss) on investments	(112,809)	8	7,709	2,058	912	(3)	(2,678)	1
Change in unrealized gain (loss) on investments	471,065	709	2,204	6,184	23,575	107	10,291	1,271

Net gain (loss) on investments	358,256	717	9,913	8,242	24,487	104	7,613	1,272

Reinvested capital gains	4,287	-	-	-	-	-	-	165

Net increase (decrease) in contract owners’ equity resulting from operations	$357,770	654	7,944	7,726	23,512	160	7,847	1,495

Investment Activity:	HIBF	GEM	GVGU1	GIG	GEF	TRF	GBF	CAF
Reinvested dividends	$1,614	70	64	343	365	697	2,395	115
Mortality and expense risk charges (note 2)	(261)	(1,603)	(34)	(463)	(493)	(968)	(1,154)	(294)

Net investment income (loss)	1,353	(1,533)	30	(120)	(128)	(271)	1,241	(179)

Realized gain (loss) on investments	(46)	(818)	(3,656)	(246)	(285)	(4,557)	491	(238)
Change in unrealized gain (loss) on investments	743	18,561	3,341	4,308	3,937	12,323	(1,998)	3,846

Net gain (loss) on investments	697	17,743	(315)	4,062	3,652	7,766	(1,507)	3,608

Reinvested capital gains	-	-	-	-	-	-	3,016	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,050	16,210	(285)	3,942	3,524	7,495	2,750	3,429

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVIDM	MCIF	SAM	NVMLV1	NVMMG1	SCGF	SCVF	SCF
Reinvested dividends	$961	784	-	81	-	-	737	201
Mortality and expense risk charges (note 2)	(716)	(889)	(1,621)	(68)	(157)	(184)	(1,777)	(1,010)

Net investment income (loss)	245	(105)	(1,621)	13	(157)	(184)	(1,040)	(809)

Realized gain (loss) on investments	1,216	(352)	-	(4)	88	(47)	(6,568)	(4,933)
Change in unrealized gain (loss) on investments	3,313	14,626	-	165	2,715	3,205	35,320	21,283

Net gain (loss) on investments	4,529	14,274	-	161	2,803	3,158	28,752	16,350

Reinvested capital gains	-	71	-	554	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,774	14,240	(1,621)	728	2,646	2,974	27,712	15,541

Investment Activity:	MSBF	NVOLG1	EIF	ACVIG	ACVI	ACVV	DVSCS	DSIF
Reinvested dividends	$5,658	10	478	556	1,271	1,225	31	2,844
Mortality and expense risk charges (note 2)	(1,315)	(186)	(441)	(512)	(781)	(1,052)	(75)	(2,185)

Net investment income (loss)	4,343	(176)	37	44	490	173	(44)	659

Realized gain (loss) on investments	(1,438)	-	(168)	(4,464)	(264)	(31,300)	(59)	(2,256)
Change in unrealized gain (loss) on investments	5,271	757	4,479	8,991	6,310	38,369	1,317	21,750

Net gain (loss) on investments	3,833	757	4,311	4,527	6,046	7,069	1,258	19,494

Reinvested capital gains	-	59	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,176	640	4,348	4,571	6,536	7,242	1,214	20,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	DSRG	DCAP	FQB	FCS	FEIS	FGOS	FGS	FHIS
Reinvested dividends	$477	226	2,017	75	1,484	-	176	1,596
Mortality and expense risk charges (note 2)	(788)	(148)	(580)	(1,977)	(1,171)	(53)	(1,445)	(318)

Net investment income (loss)	(311)	78	1,437	(1,902)	313	(53)	(1,269)	1,278

Realized gain (loss) on investments	(53)	(51)	69	(39,796)	(602)	(820)	(1,511)	(257)
Change in unrealized gain (loss) on investments	7,679	1,388	1,298	60,989	11,275	1,745	23,284	1,616

Net gain (loss) on investments	7,626	1,337	1,367	21,193	10,673	925	21,773	1,359

Reinvested capital gains	-	-	-	-	-	-	342	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,315	1,415	2,804	19,291	10,986	872	20,846	2,637

Investment Activity:	FOS	FVSS	AMGP	AMCG	AMTP	OVGR	OVGS	OVGI
Reinvested dividends	$547	36	35	-	115	130	942	1,302
Mortality and expense risk charges (note 2)	(567)	(109)	(109)	(545)	(233)	(949)	(948)	(1,700)

Net investment income (loss)	(20)	(73)	(74)	(545)	(118)	(819)	(6)	(398)

Realized gain (loss) on investments	(703)	(66)	(208)	(383)	(248)	(4,504)	(343)	(1,280)
Change in unrealized gain (loss) on investments	5,280	1,921	1,529	10,594	2,648	9,364	9,792	18,648

Net gain (loss) on investments	4,577	1,855	1,321	10,211	2,400	4,860	9,449	17,368

Reinvested capital gains	80	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,637	1,782	1,247	9,666	2,282	4,041	9,443	16,970

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVAG	VWEM	VWHA	SVOF
Reinvested dividends	$-	10	115	573
Mortality and expense risk charges (note 2)	(505)	(20)	(460)	(1,090)

Net investment income (loss)	(505)	(10)	(345)	(517)

Realized gain (loss) on investments	(2,696)	58	17	(7,535)
Change in unrealized gain (loss) on investments	11,223	309	9,034	24,176

Net gain (loss) on investments	8,527	367	9,051	16,641

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,022	357	8,706	16,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		WSCP		JACAS		JAGTS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,773)	9,616	(63)	(17)	(1,969)	(2,355)	(516)	(408)
Realized gain (loss) on investments	(112,809)	(148,167)	8	1	7,709	(912)	2,058	(148)
Change in unrealized gain (loss) on investments	471,065	714,072	709	409	2,204	64,932	6,184	13,451
Reinvested capital gains	4,287	20,338	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	357,770	595,859	654	393	7,944	61,665	7,726	12,895

Equity transactions:
Purchase payments received from contract owners (note 3)	12,269	61,181	-	-	-	-	-	-
Transfers between funds	-	-	-	4,680	(8,703)	(2,329)	-	-
Redemptions (note 3)	(265,583)	(90,153)	-	-	(53,120)	-	(9,659)	(342)
Adjustments to maintain reserves	(560)	(185)	(1)	(1)	(10)	(10)	(8)	(8)

Net equity transactions	(253,874)	(29,157)	(1)	4,679	(61,833)	(2,339)	(9,667)	(350)

Net change in contract owners’ equity	103,896	566,702	653	5,072	(53,889)	59,326	(1,941)	12,545
Contract owners’ equity beginning of period	2,663,092	2,096,390	5,072	-	201,893	142,567	36,288	23,743

Contract owners’ equity end of period	$2,766,988	2,663,092	5,725	5,072	148,004	201,893	34,347	36,288

CHANGES IN UNITS:
Beginning units	301,853	310,411	468	-	18,853	19,167	3,530	3,573
Units purchased	26,322	27,486	-	468	-	-	-	-
Units redeemed	(63,375)	(36,044)	-	-	(5,689)	(314)	(806)	(43)

Ending units	264,800	301,853	468	468	13,164	18,853	2,724	3,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS		MSEM		MSVRE		NVAMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(975)	(836)	56	115	234	394	58	-
Realized gain (loss) on investments	912	(3,765)	(3)	(5)	(2,678)	(5,186)	1	-
Change in unrealized gain (loss) on investments	23,575	48,561	107	321	10,291	10,471	1,271	-
Reinvested capital gains	-	2,416	-	-	-	-	165	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,512	46,376	160	431	7,847	5,679	1,495	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	495	-	-	-	63	-	-
Transfers between funds	2,096	(2,944)	-	-	(34)	(1,268)	77,246	-
Redemptions (note 3)	(16,877)	(2,564)	-	-	(1,394)	(134)	-	-
Adjustments to maintain reserves	(3)	(17)	(1)	(11)	(2)	(3)	(8)	-

Net equity transactions	(14,784)	(5,030)	(1)	(11)	(1,430)	(1,342)	77,238	-

Net change in contract owners’ equity	8,728	41,346	159	420	6,417	4,337	78,733	-
Contract owners’ equity beginning of period	105,198	63,852	1,938	1,518	28,109	23,772	-	-

Contract owners’ equity end of period	$113,926	105,198	2,097	1,938	34,526	28,109	78,733	-

CHANGES IN UNITS:
Beginning units	10,028	10,747	172	173	4,437	4,749	-	-
Units purchased	194	46	-	-	-	9	5,654	-
Units redeemed	(1,412)	(765)	-	(1)	(184)	(321)	-	-

Ending units	8,810	10,028	172	172	4,253	4,437	5,654	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF		GEM		GVGU1		GIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,353	1,251	(1,533)	(164)	30	145	(120)	(84)
Realized gain (loss) on investments	(46)	(78)	(818)	(889)	(3,656)	(58)	(246)	(323)
Change in unrealized gain (loss) on investments	743	4,233	18,561	33,450	3,341	279	4,308	7,753
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,050	5,406	16,210	32,397	(285)	366	3,942	7,346

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	34,050	(5,691)	-	-	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	7	(1)	(3)	(4)	(1)	(2)	(2)

Net equity transactions	(2)	7	(1)	34,047	(5,695)	(1)	(2)	(2)

Net change in contract owners’ equity	2,048	5,413	16,209	66,444	(5,980)	365	3,940	7,344
Contract owners’ equity beginning of period	17,702	12,289	111,394	44,950	5,980	5,615	33,662	26,318

Contract owners’ equity end of period	$19,750	17,702	127,603	111,394	-	5,980	37,602	33,662

CHANGES IN UNITS:
Beginning units	1,705	1,704	11,670	7,583	719	719	3,953	3,953
Units purchased	-	1	-	4,087	254	-	-	-
Units redeemed	-	-	-	-	(973)	-	-	-

Ending units	1,705	1,705	11,670	11,670	-	719	3,953	3,953

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF		TRF		GBF		CAF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(128)	(98)	(271)	(54)	1,241	1,792	(179)	(248)
Realized gain (loss) on investments	(285)	(364)	(4,557)	(13,761)	491	1,391	(238)	(96)
Change in unrealized gain (loss) on investments	3,937	7,177	12,323	25,968	(1,998)	(3,385)	3,846	8,718
Reinvested capital gains	-	-	-	-	3,016	1,181	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,524	6,715	7,495	12,153	2,750	979	3,429	8,374

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(5,739)	(9,069)	2,874	(62)	-	-
Redemptions (note 3)	-	-	-	-	(5,846)	(10,850)	(17,724)	-
Adjustments to maintain reserves	(2)	(3)	-	(10)	(7)	3	(5)	1

Net equity transactions	(2)	(3)	(5,739)	(9,079)	(2,979)	(10,909)	(17,729)	1

Net change in contract owners’ equity	3,522	6,712	1,756	3,074	(229)	(9,930)	(14,300)	8,375
Contract owners’ equity beginning of period	35,575	28,863	70,487	67,413	80,428	90,358	34,847	26,472

Contract owners’ equity end of period	$39,097	35,575	72,243	70,487	80,199	80,428	20,547	34,847

CHANGES IN UNITS:
Beginning units	4,468	4,468	9,250	10,999	7,090	8,065	3,729	3,728
Units purchased	-	-	2	17	243	1,672	-	1
Units redeemed	-	-	(777)	(1,766)	(490)	(2,647)	(1,859)	-

Ending units	4,468	4,468	8,475	9,250	6,843	7,090	1,870	3,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDM		MCIF		SAM		NVMLV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$245	4	(105)	(204)	(1,621)	(1,667)	13	-
Realized gain (loss) on investments	1,216	65	(352)	(2,013)	-	-	(4)	-
Change in unrealized gain (loss) on investments	3,313	6,679	14,626	15,627	-	-	165	-
Reinvested capital gains	-	990	71	1,553	-	-	554	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,774	7,738	14,240	14,963	(1,621)	(1,667)	728	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	139	11,679	58,180	-	-
Transfers between funds	12,189	40,342	-	(1,609)	-	(42,225)	7,786	-
Redemptions (note 3)	(7,810)	(189)	(2,919)	(296)	(12,985)	(15,038)	-	-
Adjustments to maintain reserves	(2)	(5)	6	(6)	(1)	(4)	(399)	-

Net equity transactions	4,377	40,148	(2,913)	(1,772)	(1,307)	913	7,387	-

Net change in contract owners’ equity	9,151	47,886	11,327	13,191	(2,928)	(754)	8,115	-
Contract owners’ equity beginning of period	47,886	-	58,997	45,806	116,693	117,447	-	-

Contract owners’ equity end of period	$57,037	47,886	70,324	58,997	113,765	116,693	8,115	-

CHANGES IN UNITS:
Beginning units	4,017	-	6,606	6,916	11,379	11,297	-	-
Units purchased	1,015	4,033	-	15	1,148	7,041	779	-
Units redeemed	(657)	(16)	(278)	(325)	(1,276)	(6,959)	-	-

Ending units	4,375	4,017	6,328	6,606	11,251	11,379	779	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMG1		SCGF		SCVF		SCF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(157)	(91)	(184)	(146)	(1,040)	(865)	(809)	(652)
Realized gain (loss) on investments	88	20	(47)	(89)	(6,568)	(3,562)	(4,933)	(1,249)
Change in unrealized gain (loss) on investments	2,715	2,084	3,205	2,800	35,320	27,954	21,283	19,122
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,646	2,013	2,974	2,565	27,712	23,527	15,541	17,221

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	199	-	208
Transfers between funds	-	8,825	-	-	(7)	(1,350)	-	-
Redemptions (note 3)	(198)	(129)	-	-	(15,124)	(627)	(8,156)	(445)
Adjustments to maintain reserves	(12)	1	(2)	(2)	2	(10)	(1)	(2)

Net equity transactions	(210)	8,697	(2)	(2)	(15,129)	(1,788)	(8,157)	(239)

Net change in contract owners’ equity	2,436	10,710	2,972	2,563	12,583	21,739	7,384	16,982
Contract owners’ equity beginning of period	10,710	-	12,544	9,981	121,478	99,739	69,476	52,494

Contract owners’ equity end of period	$13,146	10,710	15,516	12,544	134,061	121,478	76,860	69,476

CHANGES IN UNITS:
Beginning units	871	-	1,734	1,734	15,893	16,239	8,519	8,549
Units purchased	-	883	-	-	-	44	-	26
Units redeemed	(16)	(12)	-	-	(1,843)	(390)	(892)	(56)

Ending units	855	871	1,734	1,734	14,050	15,893	7,627	8,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSBF		NVOLG1		EIF		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,343	6,459	(176)	-	37	(74)	44	1,365
Realized gain (loss) on investments	(1,438)	(3,441)	-	-	(168)	(255)	(4,464)	(10,337)
Change in unrealized gain (loss) on investments	5,271	12,908	757	-	4,479	6,811	8,991	12,581
Reinvested capital gains	-	-	59	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,176	15,926	640	-	4,348	6,482	4,571	3,609

Equity transactions:
Purchase payments received from contract owners (note 3)	-	627	-	-	-	-	-	-
Transfers between funds	4,193	(4,278)	229,371	-	-	-	7	112
Redemptions (note 3)	(12,144)	(1,351)	-	-	-	-	(8,370)	(7,359)
Adjustments to maintain reserves	-	(11)	(4)	-	(4)	(4)	(5)	-

Net equity transactions	(7,951)	(5,013)	229,367	-	(4)	(4)	(8,368)	(7,247)

Net change in contract owners’ equity	225	10,913	230,007	-	4,344	6,478	(3,797)	(3,638)
Contract owners’ equity beginning of period	86,165	75,252	-	-	30,697	24,219	40,166	43,804

Contract owners’ equity end of period	$86,390	86,165	230,007	-	35,041	30,697	36,369	40,166

CHANGES IN UNITS:
Beginning units	8,359	8,953	-	-	4,059	4,059	5,402	6,860
Units purchased	401	598	16,572	-	-	-	-	19
Units redeemed	(1,074)	(1,192)	-	-	-	-	(1,056)	(1,477)

Ending units	7,686	8,359	16,572	-	4,059	4,059	4,346	5,402

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI		ACVV		DVSCS		DSIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$490	276	173	3,082	(44)	48	659	954
Realized gain (loss) on investments	(264)	(2,003)	(31,300)	(7,946)	(59)	(71)	(2,256)	(22,827)
Change in unrealized gain (loss) on investments	6,310	15,064	38,369	16,708	1,317	258	21,750	43,194
Reinvested capital gains	-	-	-	-	-	718	-	9,504

Net increase (decrease) in contract owners’ equity resulting from operations	6,536	13,337	7,242	11,844	1,214	953	20,153	30,825

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	432	-	-	-	-
Transfers between funds	-	(1,876)	(77,246)	(5,476)	-	-	7	(2,377)
Redemptions (note 3)	-	-	(9,413)	(1,367)	-	-	(4,401)	(31,052)
Adjustments to maintain reserves	(4)	(5)	(4)	2	(2)	(9)	(8)	(2)

Net equity transactions	(4)	(1,881)	(86,663)	(6,409)	(2)	(9)	(4,402)	(33,431)

Net change in contract owners’ equity	6,532	11,456	(79,421)	5,435	1,212	944	15,751	(2,606)
Contract owners’ equity beginning of period	55,788	44,332	79,421	73,986	5,037	4,093	155,907	158,513

Contract owners’ equity end of period	$62,320	55,788	-	79,421	6,249	5,037	171,658	155,907

CHANGES IN UNITS:
Beginning units	6,738	7,062	9,973	10,980	611	612	19,435	24,614
Units purchased	-	-	-	55	-	-	-	26
Units redeemed	-	(324)	(9,973)	(1,062)	-	(1)	(537)	(5,205)

Ending units	6,738	6,738	-	9,973	611	611	18,898	19,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRG		DCAP		FQB		FCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(311)	(207)	78	106	1,437	1,844	(1,902)	(54)
Realized gain (loss) on investments	(53)	(193)	(51)	(69)	69	(48)	(39,796)	(2,991)
Change in unrealized gain (loss) on investments	7,679	13,789	1,388	1,074	1,298	4,510	60,989	44,466
Reinvested capital gains	-	-	-	671	-	-	-	39

Net increase (decrease) in contract owners’ equity resulting from operations	7,315	13,389	1,415	1,782	2,804	6,306	19,291	41,460

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	132	-	473
Transfers between funds	-	-	-	-	-	2,495	(157,336)	13,710
Redemptions (note 3)	-	-	-	-	(2,507)	(284)	(25,071)	(2,016)
Adjustments to maintain reserves	(4)	(2)	-	(1)	-	(4)	(5)	3

Net equity transactions	(4)	(2)	-	(1)	(2,507)	2,339	(182,412)	12,170

Net change in contract owners’ equity	7,311	13,387	1,415	1,781	297	8,645	(163,121)	53,630
Contract owners’ equity beginning of period	55,348	41,961	10,327	8,546	39,750	31,105	163,121	109,491

Contract owners’ equity end of period	$62,659	55,348	11,742	10,327	40,047	39,750	-	163,121

CHANGES IN UNITS:
Beginning units	6,109	6,108	1,161	1,161	3,533	3,283	18,623	16,721
Units purchased	-	1	-	-	-	275	-	2,163
Units redeemed	-	-	-	-	(206)	(25)	(18,623)	(261)

Ending units	6,109	6,109	1,161	1,161	3,327	3,533	-	18,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIS		FGOS		FGS		FHIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$313	597	(53)	(55)	(1,269)	(869)	1,278	1,267
Realized gain (loss) on investments	(602)	(6,736)	(820)	(43)	(1,511)	(5,444)	(257)	(129)
Change in unrealized gain (loss) on investments	11,275	24,001	1,745	2,150	23,284	25,880	1,616	5,329
Reinvested capital gains	-	-	-	-	342	77	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,986	17,862	872	2,052	20,846	19,644	2,637	6,467

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	143
Transfers between funds	-	(708)	(7,615)	-	2	9,718	-	-
Redemptions (note 3)	-	-	-	-	(8,866)	(5,584)	(2,829)	(306)
Adjustments to maintain reserves	(4)	-	(3)	4	(7)	(8)	(1)	(5)

Net equity transactions	(4)	(708)	(7,618)	4	(8,871)	4,126	(2,830)	(168)

Net change in contract owners’ equity	10,982	17,154	(6,746)	2,056	11,975	23,770	(193)	6,299
Contract owners’ equity beginning of period	81,482	64,328	6,746	4,690	100,788	77,018	21,787	15,488

Contract owners’ equity end of period	$92,464	81,482	-	6,746	112,763	100,788	21,594	21,787

CHANGES IN UNITS:
Beginning units	11,236	11,373	870	869	12,279	11,856	2,058	2,074
Units purchased	-	751	-	1	-	1,569	-	13
Units redeemed	-	(888)	(870)	-	(1,048)	(1,146)	(240)	(29)

Ending units	11,236	11,236	-	870	11,231	12,279	1,818	2,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FOS		FVSS		AMGP		AMCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(20)	308	(73)	(48)	(74)	(13)	(545)	(463)
Realized gain (loss) on investments	(703)	(925)	(66)	(99)	(208)	(42)	(383)	(149)
Change in unrealized gain (loss) on investments	5,280	9,193	1,921	2,715	1,529	1,768	10,594	9,627
Reinvested capital gains	80	97	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,637	8,673	1,782	2,568	1,247	1,713	9,666	9,015

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	12,047	-	-	-	-	-	-
Redemptions (note 3)	(559)	(594)	-	-	(1,619)	-	(3,872)	-
Adjustments to maintain reserves	-	(7)	(1)	(1)	(10)	(2)	(1)	(2)

Net equity transactions	(559)	11,446	(1)	(1)	(1,629)	(2)	(3,873)	(2)

Net change in contract owners’ equity	4,078	20,119	1,781	2,567	(382)	1,711	5,793	9,013
Contract owners’ equity beginning of period	41,316	21,197	7,217	4,650	7,850	6,139	39,301	30,288

Contract owners’ equity end of period	$45,394	41,316	8,998	7,217	7,468	7,850	45,094	39,301

CHANGES IN UNITS:
Beginning units	5,211	3,333	929	929	935	935	4,503	4,503
Units purchased	-	1,970	-	-	-	-	-	-
Units redeemed	(72)	(92)	-	-	(177)	-	(444)	-

Ending units	5,139	5,211	929	929	758	935	4,059	4,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTP		OVGR		OVGS		OVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(118)	167	(819)	(686)	(6)	619	(398)	493
Realized gain (loss) on investments	(248)	(260)	(4,504)	(1,370)	(343)	(13,132)	(1,280)	(1,389)
Change in unrealized gain (loss) on investments	2,648	4,226	9,364	24,764	9,792	27,296	18,648	25,799
Reinvested capital gains	-	1,554	-	-	-	1,342	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,282	5,687	4,041	22,708	9,443	16,125	16,970	24,903

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(73,406)	(1,667)	6	(2,007)	-	-
Redemptions (note 3)	-	-	(6,788)	-	-	(7,599)	(2,456)	(868)
Adjustments to maintain reserves	(2)	(2)	(3)	(10)	(1)	(4)	2	(14)

Net equity transactions	(2)	(2)	(80,197)	(1,677)	5	(9,610)	(2,454)	(882)

Net change in contract owners’ equity	2,280	5,685	(76,156)	21,031	9,448	6,515	14,516	24,021
Contract owners’ equity beginning of period	16,233	10,548	76,156	55,125	65,801	59,286	118,618	94,597

Contract owners’ equity end of period	$18,513	16,233	-	76,156	75,249	65,801	133,134	118,618

CHANGES IN UNITS:
Beginning units	2,042	2,042	8,843	9,121	7,737	9,607	14,987	15,118
Units purchased	-	-	-	-	1	25	-	-
Units redeemed	-	-	(8,843)	(278)	-	(1,895)	(294)	(131)

Ending units	2,042	2,042	-	8,843	7,738	7,737	14,693	14,987

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVAG		VWEM		VWHA		SVOF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(505)	(436)	(10)	(14)	(345)	(298)	(517)	(891)
Realized gain (loss) on investments	(2,696)	(303)	58	(78)	17	(81)	(7,535)	(1,729)
Change in unrealized gain (loss) on investments	11,223	9,570	309	915	9,034	11,544	24,176	26,761
Reinvested capital gains	-	-	-	79	-	117	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,022	8,831	357	902	8,706	11,282	16,124	24,141

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	90	-	-	590	-
Transfers between funds	-	-	-	-	-	1,734	-	10,383
Redemptions (note 3)	(7,330)	-	(1,969)	(194)	-	-	(15,577)	(895)
Adjustments to maintain reserves	(14)	(8)	(3)	(3)	(3)	(3)	(4)	(3)

Net equity transactions	(7,344)	(8)	(1,972)	(107)	(3)	1,731	(14,991)	9,485

Net change in contract owners’ equity	678	8,823	(1,615)	795	8,703	13,013	1,133	33,626
Contract owners’ equity beginning of period	37,516	28,693	1,615	820	31,730	18,717	80,852	47,226

Contract owners’ equity end of period	$38,194	37,516	-	1,615	40,433	31,730	81,985	80,852

CHANGES IN UNITS:
Beginning units	5,464	5,464	163	174	2,591	2,374	8,911	7,582
Units purchased	-	-	-	9	-	217	59	1,451
Units redeemed	(1,038)	-	(163)	(20)	-	-	(1,565)	(122)

Ending units	4,426	5,464	-	163	2,591	2,591	7,405	8,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WGIP		BF		SGRF
	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	231	-	132	-	(36)
Realized gain (loss) on investments	-	(3,334)	-	(25,855)	-	(5,867)
Change in unrealized gain (loss) on investments	-	3,897	-	24,445	-	6,225
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	794	-	(1,278)	-	322

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-
Transfers between funds	-	(4,680)	-	(45,346)	-	(8,825)
Redemptions (note 3)	-	-	-	-	-	(70)
Adjustments to maintain reserves	-	1	-	1	-	-

Net equity transactions	-	(4,679)	-	(45,345)	-	(8,895)

Net change in contract owners’ equity	-	(3,885)	-	(46,623)	-	(8,573)
Contract owners’ equity beginning of period	-	3,885	-	46,623	-	8,573

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	613	-	6,167	-	1,501
Units purchased	-	-	-	-	-	-
Units redeemed	-	(613)	-	(6,167)	-	(1,501)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Effective January 1, 2007 the administrative and support services for the contracts were transferred to a new computer system and operations group. As a result of the conversion, the number of units for each contract were recalculated based on the initial unit value utilized by the new system. These conversion units are included in units as of December 31, 2007 and beyond in note 5.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

CREDIT SUISSE ASSET MANAGEMENT

U.S. Equity Flex I Portfolio (WSCP)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Mid Cap Growth Portfolio - Class I (MSVMG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

MidCap Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represent fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments redeemed. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. This charge, if any, is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $590 and $3,000 respectively, and total transfers from the Account to the fixed account were $31,533 and $8,694, respectively.

For guaranteed minimum death benefits, the Company contributed $11,679 and $$58,180 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$2,775,293	0	$2,775,293

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
U.S. Equity Flex I Portfolio (WSCP)	$65	$73
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	56,418	64,127
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	8,124	10,182
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	17,545	18,457
Emerging Markets Debt Portfolio - Class I (MSEM)	32	29
U.S. Real Estate Portfolio - Class I (MSVRE)	4,554	1,876
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	62	63
Federated NVIT High Income Bond Fund - Class I (HIBF)	309	263
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	2,424	1,606
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	11,478	7,822
Gartmore NVIT International Equity Fund - Class I (GIG)	712	466
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	781	496
NVIT Fund - Class I (TRF)	11,275	6,718
NVIT Government Bond Fund - Class I (GBF)	6,514	7,005
NVIT Growth Fund - Class I (CAF)	18,262	18,024
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	7,314	8,530
NVIT Mid Cap Index Fund - Class I (MCIF)	4,164	3,812
NVIT Money Market Fund - Class I (SAM)	2,930	2,930
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	72	68
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	275	363
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	235	188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	23,482	16,914
NVIT Multi-Manager Small Company Fund - Class I (SCF)	14,108	9,175
NVIT Multi-Sector Bond Fund - Class I (MSBF)	14,897	13,459
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	186	186
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	614	446
VP Income & Growth Fund - Class I (ACVIG)	13,349	8,885
VP International Fund - Class I (ACVI)	1,049	785
VP Value Fund - Class I (ACVV)	119,011	87,711
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	136	77
Stock Index Fund, Inc. - Initial Shares (DSIF)	8,842	6,586
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	849	796
Appreciation Portfolio - Initial Shares (DCAP)	199	148
Quality Bond Fund II - Primary Shares (FQB)	3,021	3,090
VIP Fund - Contrafund Portfolio - Service Class (FCS)	224,183	184,387
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	1,779	1,177
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	8,490	7,670
VIP Fund - Growth Portfolio - Service Class (FGS)	11,828	10,317
VIP Fund - High Income Portfolio - Service Class (FHIS)	3,406	3,149
VIP Fund - Overseas Portfolio - Service Class (FOS)	1,831	1,128
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	177	111
Guardian Portfolio - I Class Shares (AMGP)	1,939	1,731
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	4,802	4,419
Partners Portfolio - I Class Shares (AMTP)	483	235
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	85,653	81,149
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,294	951
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	5,442	4,162
MidCap Fund/VA - Non-Service Shares (OVAG)	10,540	7,844
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,933	1,991
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	446	463
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	24,194	16,659

Total	$741,708	$628,899

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio (WSCP)
2010	1.40%	468	$12.232045	$5,725	0.16%	12.86%
2009	1.40%	468	10.838463	5,072	0.00%	8.38%	10/2/2009
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	1.40%	13,164	11.243116	148,004	0.20%	4.99%
2009	1.40%	18,853	10.708807	201,893	0.01%	43.97%
2008	1.40%	19,167	7.438137	142,567	0.01%	-45.09%
2007	1.40%	18,209	13.546325	246,665	0.17%	35.46%	1/3/2007
2006	1.40%	23,314	8.558108	199,524	0.14%	7.60%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	1.40%	2,724	12.609119	34,347	0.00%	22.66%
2009	1.40%	3,530	10.280014	36,288	0.00%	54.70%
2008	1.40%	3,573	6.645103	23,743	0.09%	-44.76%
2007	1.40%	3,606	12.029048	43,377	0.35%	20.29%	1/3/2007
2006	1.40%	9,296	3.919155	36,432	0.00%	6.33%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	1.40%	8,810	12.931401	113,926	0.54%	23.27%
2009	1.40%	10,028	10.490406	105,198	0.42%	76.57%
2008	1.40%	10,747	5.941367	63,852	2.86%	-52.90%
2007	1.40%	14,732	12.614208	185,833	0.44%	26.14%	1/3/2007
2006	1.40%	11,676	13.186665	153,968	1.83%	44.60%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	1.40%	172	12.194078	2,097	4.10%	8.21%
2009	1.40%	172	11.269002	1,938	8.01%	28.39%
2008	1.40%	173	8.777360	1,518	7.39%	-16.17%
2007	1.40%	664	10.470093	6,952	10.82%	4.70%	1/3/2007
Mid Cap Growth Portfolio - Class I (MSVMG)
2007	1.40%	335	12.096300	4,052	0.00%	20.96%	1/3/2007
2006	1.40%	394	8.524521	3,359	0.00%	7.75%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.40%	4,253	8.118006	34,526	2.16%	28.14%
2009	1.40%	4,437	6.335044	28,109	3.16%	26.56%
2008	1.40%	4,749	5.005727	23,772	3.76%	-38.77%
2007	1.40%	7,577	8.174924	61,941	1.31%	-18.25%	1/3/2007
2006	1.40%	2,590	37.611460	97,414	1.15%	36.12%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	1.40%	5,654	13.925107	78,733	0.15%	11.88%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	1.40%	1,705	11.583414	19,750	8.68%	11.57%
2009	1.40%	1,705	10.382122	17,702	9.76%	43.96%
2008	1.40%	1,704	7.212016	12,289	8.50%	-29.00%
2007	1.40%	2,462	10.157527	25,008	6.51%	1.58%	1/3/2007
2006	1.40%	2,224	13.973939	31,078	7.31%	9.06%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	1.40%	11,670	10.934270	127,603	0.06%	14.55%
2009	1.40%	11,670	9.545367	111,394	1.17%	61.03%
2008	1.40%	7,583	5.927765	44,950	1.17%	-58.36%
2007	1.40%	8,081	14.234055	115,025	0.74%	42.34%	1/3/2007
2006	1.40%	2,494	23.205358	57,874	0.69%	34.81%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.40%	719	8.317414	5,980	4.06%	6.50%
2008	1.40%	719	7.810014	5,615	3.30%	-33.88%
2007	1.40%	719	11.811862	8,493	2.44%	18.12%	1/3/2007
2006	1.40%	326	19.195121	6,258	2.15%	35.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	1.40%	3,953	$9.512319	$37,602	1.05%	11.71%
2009	1.40%	3,953	8.515499	33,662	1.11%	27.91%
2008	1.40%	3,953	6.657605	26,318	1.43%	-46.81%
2007	1.40%	3,953	12.517354	49,481	0.38%	25.17%	1/3/2007
2006	1.40%	3,354	12.299092	41,251	1.11%	31.11%
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	1.40%	4,468	8.750506	39,097	1.05%	9.90%
2009	1.40%	4,468	7.962231	35,575	1.07%	23.25%
2008	1.40%	4,468	6.460009	28,863	0.78%	-45.12%
2007	1.40%	4,468	11.771663	52,596	0.41%	17.72%	1/3/2007
2006	1.40%	3,434	12.960173	44,505	0.90%	24.12%
NVIT Fund - Class I (TRF)
2010	1.40%	8,475	8.524200	72,243	1.02%	11.86%
2009	1.40%	9,250	7.620255	70,487	1.32%	24.33%
2008	1.40%	10,999	6.128988	67,413	1.43%	-42.37%
2007	1.40%	11,025	10.635976	117,262	1.09%	6.36%	1/3/2007
2006	1.40%	9,240	11.935388	110,283	1.09%	12.04%
NVIT Government Bond Fund - Class I (GBF)
2010	1.40%	6,843	11.719889	80,199	2.91%	3.31%
2009	1.40%	7,090	11.343840	80,428	3.41%	1.25%
2008	1.40%	8,065	11.203706	90,358	4.31%	6.21%
2007	1.40%	8,183	10.548475	86,318	3.89%	5.48%	1/3/2007
2006	1.40%	7,114	13.552851	96,415	4.21%	1.90%
NVIT Growth Fund - Class I (CAF)
2010	1.40%	1,870	10.987759	20,547	0.53%	17.58%
2009	1.40%	3,729	9.344987	34,847	0.56%	31.60%
2008	1.40%	3,728	7.100868	26,472	0.27%	-39.57%
2007	1.40%	3,728	11.749798	43,803	0.19%	17.50%	1/3/2007
2006	1.40%	7,740	5.784631	44,773	0.06%	4.69%
NVIT Health Sciences Fund - Class I (GVGH1)
2006	1.40%	214	12.829766	2,746	0.00%	1.28%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	1.40%	4,375	13.036938	57,037	1.89%	9.36%
2009	1.40%	4,017	11.920944	47,886	0.97%	19.21%	4/24/2009
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	1.40%	6,328	11.113156	70,324	1.25%	24.44%
2009	1.40%	6,606	8.930791	58,997	0.99%	34.84%
2008	1.40%	6,916	6.623199	45,806	1.24%	-37.35%
2007	1.40%	8,737	10.572487	92,372	1.44%	5.72%	1/3/2007
2006	1.40%	4,860	19.587192	95,194	1.14%	8.36%
NVIT Money Market Fund - Class I (SAM)
2010	1.40%	11,251	10.111527	113,765	0.00%	-1.40%
2009	1.40%	11,379	10.255090	116,693	0.04%	-1.36%
2008	1.40%	11,297	10.396331	117,447	1.92%	0.62%
2007	1.40%	4,580	10.331763	47,319	3.88%	3.32%	1/3/2007
2006	1.40%	7,984	11.066601	88,356	4.41%	3.07%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	1.40%	779	10.416860	8,115	1.11%	4.17%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	1.40%	855	15.375881	13,146	0.00%	25.04%
2009	1.40%	871	12.296304	10,710	0.00%	22.96%	4/24/2009
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	1.40%	1,734	8.947970	15,516	0.00%	23.69%
2009	1.40%	1,734	7.234010	12,544	0.00%	25.68%
2008	1.40%	1,734	5.756043	9,981	0.00%	-47.17%
2007	1.40%	1,756	10.895686	19,133	0.00%	8.96%	1/3/2007
2006	1.40%	1,354	12.654947	17,135	0.00%	1.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	1.40%	14,050	$9.541674	$134,061	0.59%	24.83%
2009	1.40%	15,893	7.643505	121,478	0.55%	24.45%
2008	1.40%	16,239	6.141923	99,739	1.13%	-33.10%
2007	1.40%	16,743	9.181264	153,722	1.25%	-8.19%	1/3/2007
2006	1.40%	7,584	23.270462	176,483	0.45%	15.66%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	1.40%	7,627	10.077345	76,860	0.28%	23.57%
2009	1.40%	8,519	8.155402	69,476	0.27%	32.82%
2008	1.40%	8,549	6.140372	52,494	0.78%	-39.06%
2007	1.40%	12,104	10.075421	121,953	0.10%	0.75%	1/3/2007
2006	1.40%	5,616	21.200579	119,062	0.09%	10.47%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	1.40%	7,686	11.239853	86,390	6.09%	9.04%
2009	1.40%	8,359	10.308040	86,165	9.62%	22.64%
2008	1.40%	8,953	8.405184	75,252	7.56%	-18.45%
2007	1.40%	8,843	10.306713	91,142	3.81%	3.07%	1/3/2007
2006	1.40%	6,288	13.961929	87,793	4.59%	3.37%
NVIT Technology & Communications Fund - Class I (GGTC)
2006	1.40%	944	3.234018	3,053	0.00%	9.62%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2006	1.40%	1,002	14.713301	14,743	0.32%	-1.67%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	1.40%	16,572	13.879239	230,007	0.00%	7.28%
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	1.40%	4,059	8.632975	35,041	1.53%	14.15%
2009	1.40%	4,059	7.562664	30,697	1.11%	26.75%
2008	1.40%	4,059	5.966642	24,219	2.01%	-37.87%
2007	1.40%	4,058	9.604227	38,974	1.69%	-3.96%	1/3/2007
2006	1.40%	4,760	11.324174	53,903	1.70%	14.29%
VP Income & Growth Fund - Class I (ACVIG)
2010	1.40%	4,346	8.368449	36,369	1.52%	12.55%
2009	1.40%	5,402	7.435330	40,166	5.12%	16.44%
2008	1.40%	6,860	6.385373	43,804	1.99%	-35.50%
2007	1.40%	6,906	9.900394	68,372	1.86%	-1.00%	1/3/2007
2006	1.40%	5,640	12.151994	68,537	1.78%	15.45%
VP International Fund - Class I (ACVI)
2010	1.40%	6,738	9.249067	62,320	2.30%	11.71%
2009	1.40%	6,738	8.279669	55,788	1.99%	31.89%
2008	1.40%	7,062	6.277601	44,332	0.81%	-45.60%
2007	1.40%	7,111	11.539148	82,055	0.65%	15.39%	1/3/2007
2006	1.40%	6,004	12.604859	75,680	1.58%	23.28%
VP Value Fund - Class I (ACVV)
2009	1.40%	9,973	7.963552	79,421	5.78%	18.19%
2008	1.40%	10,980	6.738207	73,986	2.39%	-27.80%
2007	1.40%	12,582	9.333078	117,429	1.83%	-6.67%	1/3/2007
2006	1.40%	4,814	19.099026	91,943	1.48%	17.00%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	1.40%	611	10.228250	6,249	0.57%	24.07%
2009	1.40%	611	8.244145	5,037	2.53%	23.28%
2008	1.40%	612	6.687552	4,093	0.83%	-31.88%
2007	1.40%	408	9.817683	4,006	0.40%	-1.82%	1/3/2007
2006	1.40%	276	14.814053	4,089	0.28%	12.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	1.40%	18,898	$9.083386	$171,658	1.84%	13.23%
2009	1.40%	19,435	8.021954	155,907	2.06%	24.57%
2008	1.40%	24,614	6.439935	158,513	2.05%	-38.02%
2007	1.40%	27,409	10.390881	284,804	1.76%	3.91%	1/3/2007
2006	1.40%	27,316	11.006315	300,649	1.67%	13.89%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	1.40%	6,109	10.256851	62,659	0.85%	13.21%
2009	1.40%	6,109	9.060068	55,348	0.95%	31.88%
2008	1.40%	6,108	6.869770	41,961	0.76%	-35.34%
2007	1.40%	6,108	10.625158	64,898	0.55%	6.25%	1/3/2007
2006	1.40%	9,638	8.056423	77,648	0.10%	7.68%
Appreciation Portfolio - Initial Shares (DCAP)
2010	1.40%	1,161	10.113931	11,742	2.15%	13.70%
2009	1.40%	1,161	8.894956	10,327	2.59%	20.84%
2008	1.40%	1,161	7.360741	8,546	1.96%	-30.54%
2007	1.40%	1,161	10.596893	12,303	1.75%	5.97%	1/3/2007
2006	1.40%	1,304	11.566843	15,083	1.52%	14.85%
Quality Bond Fund II - Primary Shares (FQB)
2010	1.40%	3,327	12.037012	40,047	4.89%	6.99%
2009	1.40%	3,533	11.251060	39,750	6.48%	18.75%
2008	1.40%	3,283	9.474620	31,105	4.75%	-8.59%
2007	1.40%	4,097	10.364499	42,463	5.08%	3.64%	1/3/2007
2006	1.40%	3,608	13.470373	48,601	4.09%	2.70%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	1.40%	18,623	8.759103	163,121	1.37%	33.77%
2008	1.40%	16,721	6.548093	109,491	0.87%	-43.42%
2007	1.40%	17,994	11.572922	208,243	0.92%	15.73%	1/3/2007
2006	1.40%	10,170	15.242016	155,011	1.12%	10.03%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	1.40%	11,236	8.229238	92,464	1.80%	13.48%
2009	1.40%	11,236	7.251836	81,482	2.28%	28.21%
2008	1.40%	11,373	5.656191	64,328	2.43%	-43.51%
2007	1.40%	11,482	10.012446	114,963	1.67%	0.12%	1/3/2007
2006	1.40%	8,840	14.747337	130,366	3.33%	18.40%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	1.40%	870	7.754421	6,746	0.40%	43.68%
2008	1.40%	869	5.397012	4,690	0.19%	-55.69%
2007	1.40%	1,443	12.180481	17,576	0.00%	21.80%	1/3/2007
2006	1.40%	2,144	8.470207	18,160	0.60%	3.83%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	1.40%	11,231	10.040301	112,763	0.17%	22.32%
2009	1.40%	12,279	8.208142	100,788	0.36%	26.35%
2008	1.40%	11,856	6.496156	77,018	0.73%	-47.97%
2007	1.40%	12,596	12.486462	157,279	0.60%	24.86%	1/3/2007
2006	1.40%	16,960	8.771891	148,771	0.28%	5.24%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	1.40%	1,818	11.877703	21,594	7.08%	12.20%
2009	1.40%	2,058	10.586620	21,787	8.12%	41.76%
2008	1.40%	2,074	7.467833	15,488	7.28%	-26.11%
2007	1.40%	2,635	10.107127	26,632	10.52%	1.07%	1/3/2007
2006	1.40%	1,454	10.516122	15,290	13.85%	9.63%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	1.40%	5,139	8.833318	45,394	1.36%	11.41%
2009	1.40%	5,211	7.928532	41,316	2.39%	24.67%
2008	1.40%	3,333	6.359721	21,197	2.40%	-44.65%
2007	1.40%	4,585	11.490519	52,684	3.28%	14.91%	1/3/2007
2006	1.40%	4,882	12.981333	63,375	0.79%	16.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	1.40%	929	$9.685692	$8,998	0.46%	24.69%
2009	1.40%	929	7.768087	7,217	0.53%	55.19%
2008	1.40%	929	5.005428	4,650	0.70%	-51.86%
2007	1.40%	929	10.397846	9,660	0.92%	3.98%	1/3/2007
2006	1.40%	618	15.078159	9,318	0.45%	14.59%
Guardian Portfolio - I Class Shares (AMGP)
2010	1.40%	758	9.852081	7,468	0.44%	17.35%
2009	1.40%	935	8.395594	7,850	1.18%	27.87%
2008	1.40%	935	6.565596	6,139	0.57%	-38.13%
2007	1.40%	935	10.611210	9,921	0.28%	6.11%	1/3/2007
2006	1.40%	648	14.457195	9,368	0.68%	11.79%
Mid - Cap Growth Portfolio - I Class Shares (AMCG)
2010	1.40%	4,059	11.109691	45,094	0.00%	27.29%
2009	1.40%	4,503	8.727771	39,301	0.00%	29.76%
2008	1.40%	4,503	6.726268	30,288	0.00%	-44.16%
2007	1.40%	4,503	12.046463	54,245	0.00%	20.46%	1/3/2007
2006	1.40%	4,342	12.872160	55,891	0.00%	13.09%
Partners Portfolio - I Class Shares (AMTP)
2010	1.40%	2,042	9.066316	18,513	0.70%	14.05%
2009	1.40%	2,042	7.949566	16,233	2.70%	53.89%
2008	1.40%	2,042	5.165768	10,548	0.53%	-53.06%
2007	1.40%	2,043	11.005439	22,484	0.51%	10.05%	1/3/2007
2006	1.40%	2,132	15.616140	33,294	0.48%	10.67%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40%	8,843	8.612020	76,156	0.31%	42.50%
2008	1.40%	9,121	6.043719	55,125	0.15%	-46.28%
2007	1.40%	13,656	11.251010	153,644	0.24%	12.51%	1/3/2007
2006	1.40%	12,054	11.805876	142,308	0.37%	6.44%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	1.40%	7,738	9.724555	75,249	1.41%	14.34%
2009	1.40%	7,737	8.504743	65,801	2.50%	37.82%
2008	1.40%	9,607	6.171126	59,286	1.42%	-41.03%
2007	1.40%	9,159	10.464374	95,843	1.17%	4.64%	1/3/2007
2006	1.40%	8,260	13.721463	113,339	0.99%	16.05%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	1.40%	14,693	9.061055	133,134	1.08%	14.48%
2009	1.40%	14,987	7.914736	118,618	1.90%	26.49%
2008	1.40%	15,118	6.257226	94,597	1.48%	-39.33%
2007	1.40%	17,820	10.314046	183,796	0.90%	3.14%	1/3/2007
2006	1.40%	20,320	11.348679	230,605	1.10%	13.42%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	1.40%	4,426	8.629392	38,194	0.00%	25.68%
2009	1.40%	5,464	6.866034	37,516	0.00%	30.75%
2008	1.40%	5,464	5.251223	28,693	0.00%	-49.78%
2007	1.40%	3,396	10.456810	35,511	0.00%	4.57%	1/3/2007
2006	1.40%	6,562	10.082202	66,159	0.00%	1.52%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	1.40%	163	9.905348	1,615	0.16%	110.20%
2008	1.40%	174	4.712439	820	0.00%	-65.27%
2007	1.40%	1,036	13.570538	14,059	0.35%	35.71%	1/3/2007
2006	1.40%	292	28.027733	8,184	0.57%	37.55%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	1.40%	2,591	15.605047	40,433	0.35%	27.43%
2009	1.40%	2,591	12.246190	31,730	0.23%	55.33%
2008	1.40%	2,374	7.884018	18,717	0.22%	-46.88%
2007	1.40%	2,442	14.842195	36,245	0.13%	48.42%	1/3/2007
2006	1.40%	1,114	30.765179	34,272	0.05%	22.75%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	1.40%	7,405	$11.071586	$81,985	0.74%	22.02%
2009	1.40%	8,911	9.073234	80,852	0.00%	45.67%
2008	1.40%	7,582	6.228689	47,226	2.00%	-40.94%
2007	1.40%	9,617	10.546019	101,421	0.63%	5.46%	1/3/2007
2006	1.40%	7,818	12.425003	97,139	0.00%	10.65%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	1.40%	6,167	7.560059	46,623	2.73%	-26.59%
2007	1.40%	6,180	10.298535	63,645	2.24%	2.99%	1/3/2007
2006	1.40%	5,400	11.352415	61,303	2.32%	10.68%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.40%	1,501	5.711702	8,573	0.00%	-46.87%
2007	1.40%	1,191	10.750095	12,803	0.00%	7.50%	1/3/2007
2006	1.40%	1,986	9.334386	18,538	0.00%	8.37%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	1.40%	613	6.337720	3,885	2.93%	-37.08%
2007	1.40%	613	10.072840	6,175	1.29%	0.73%	1/3/2007
2006	1.40%	374	13.773024	5,151	0.97%	17.68%

2010	Contract owners equity:				$2,766,988
2009	Contract owners equity:				$2,663,092
2008	Contract owners equity:				$2,096,390
2007	Contract owners equity:				$3,664,580
2006	Contract owners equity:				$3,679,671
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.